EMPLOYEE RELATED LIABILITIES (Schedule of Estimated Amounts in Accumulated Other Comprehensive Income to be Recognized over the Next Fiscal Year) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE RELATED LIABILITIES [Abstract]
Transition obligation (asset)
Prior service cost	3	3
Net actuarial (gain) or loss	$ 31		$ 97